Taxes on Income (Details) - Schedule of reconciliation of the tax benefit at the Israeli statutory tax rate	12 Months Ended
Dec. 31, 2021
Schedule Of Reconciliation Of The Tax Benefit At The Israeli Statutory Tax Rate Abstract
Israel tax provision at statutory rate	23.00%
Non-deductible fair value valuations expenses	(0.60%)
Non-deductible stock compensation	(2.50%)
Change in valuation allowance	(19.80%)
Effective tax rate	0.10%